Debt - CCH Working Capital Facility (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
CCH Working Capital Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 350,000,000	$ 350,000,000
Debt Instrument, Description of Variable Rate Basis	LIBOR or base rate	LIBOR or base rate
Debt Issuance Costs, Line of Credit Arrangements, Gross		$ 8,000,000
CCH Working Capital Facility [Member] | Base Rate Determination Federal Funds Rate [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate		0.50%
CCH Working Capital Facility [Member] | Base Rate Determination LIBOR [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate		0.50%
CCH Working Capital Facility [Member] | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.50%	1.50%
CCH Working Capital Facility [Member] | Minimum [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.50%	0.50%
CCH Working Capital Facility [Member] | Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.00%	2.00%
CCH Working Capital Facility [Member] | Maximum [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.00%	1.00%
Letter of Credit [Member] | Undrawn [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage		0.20%
Letter of Credit [Member] | Base Rate [Member] | Drawn Portion [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.00%
CCH Revolving Loans [Member]
Line of Credit Facility [Line Items]
Line Of Credit Facility, Unused Capacity Commitment Fee, Percentage Of Margin On Undrawn Commitment		40.00%
Line of Credit Facility Number of Business Days Notice Required for Repayment of Debt Without Penalty		3 days
CCH LC Loan [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Term		1 year
CCH Swing Line Loan [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Minimum Period For Termination Date, Number of Business Days		4 days
CCH Swing Line Loan [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Term		15 days
CCH Working Capital Loan [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Annual Temporary Requirement, Balance, Outstanding Principal		$ 0
Line of Credit Facility, Annual Temporary Requirement, Period, Number of Consecutive Business Days		5 days